Information with respect to Restricted Stock Awards (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Shares
Shares, Reverse acquisition	4,375
Shares, Granted	23,000
Shares, Vested	(1,375)
Shares, Forfeited	0
Shares, Ending balance	26,000
Weighted average grant date fair value
Weighted average grant date fair value, Reverse acquisition	$ 11.11
Weighted average grant date fair value, Granted	$ 4.9
Weighted average grant date fair value, Vested	$ 28.8
Weighted average grant date fair value, Forfeited	$ 0
Weighted average grant date fair value, Ending Balance	$ 4.68